Organization And Basis Of Presentation (Schedule Of Reconciliation Of Net Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Organization and Basis of Presentation [Line Items]
Net income	$ 96,343	$ 64,187		$ 62,911
General and administrative expense	(41,480)	(44,595)		(33,662)
As Previously Reported
Organization and Basis of Presentation [Line Items]
Net income		68,458		65,215
Adjustment
Organization and Basis of Presentation [Line Items]
General and administrative expense		(4,314)	[1]	(2,377)	[1]
Interest income		$ 43		$ 73

[1]	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.